    As filed with the Securities and Exchange Commission on December 31, 1997



                                                               File Nos. 2-90519
                                                                        811-4007

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM N-1A



                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 22+
                                       AND
                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT OF 1940
                                AMENDMENT NO. 23



                                LANDMARK FUNDS II
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                 6 ST. JAMES AVENUE, BOSTON, MASSACHUSETTS 02116
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 617-423-1679

       PHILIP W. COOLIDGE, 6 ST. JAMES AVENUE, BOSTON, MASSACHUSETTS 02116
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)


                                    COPY TO:
             ROGER P. JOSEPH, BINGHAM DANA LLP, 150 FEDERAL STREET,
                           BOSTON, MASSACHUSETTS 02110


         It is proposed that this filing will become effective on February 1, 1998 pursuant to paragraph (b) of Rule 485. Pursuant to Rule 485(b)(1)(iii), the Registrant hereby designates that the effective date for Post-Effective Amendment No. 20 to the Registrant's Registration Statement under the Securities Act of 1933 and Amendment No. 21 under the Investment Company Act of 1940, as filed pursuant to Rule 485(a) on November 3, 1997, also shall be February 1, 1998.


         The Premium Portfolios, on behalf of Large Cap Growth Portfolio and Small Cap Growth Portfolio, has also executed this Registration Statement.

----------


+This filing relates only to CitiFunds Large Cap Growth Portfolio and CitiFunds
 Small Cap Growth Portfolio.

                                EXPLANATORY NOTE

        The Cross Reference Sheet, Part A (the Prospectus of CitiFunds Large Cap Growth Portfolio and the Prospectus of CitiFunds Small Cap Growth Portfolio) and Part B (the Statement of Additional Information) filed by the Registrant in Post-Effective Amendment No. 20 to the Registration Statement under the Securities Act of 1933 (File No. 2-90519) and Amendment No. 21 to the Registration Statement under the Investment Company Act of 1940 (File No. 811-4007) pursuant to Rule 485(a) on November 3, 1997 (Accession No. 0000950156-97-000927) are herein incorporated by reference.

                                     PART C

Item 24.  Financial Statements and Exhibits.

         (a)      Financial Statements Included in Part A:


                  (i) CitiFunds(SM) Large Cap Growth Portfolio Condensed Financial Information - Financial Highlights for the fiscal years ended December 31, 1991, 1992, 1993, 1994, 1995, and 1996 and
                       for the period January 1, 1997 to October 31,
                       1997.*

                 (ii) CitiFunds(SM) Small Cap Growth Portfolio Condensed Financial Information - Financial Highlights for the period June 21, 1995 (commencement of operations) to December 31, 1995, the fiscal year ended December 31, 1996 and for the period January 1, 1997 to October 31, 1997.*

                 -------------------------
                 * Financial information for the period ended October 31, 1997 to be filed by amendment.



                  Financial Statements Included in Part B:


                  To be filed by amendment.


         (b)      Exhibits


        *****  1(a)       Amended and Restated Declaration of Trust of the Registrant
       ******  1(b)       Forms of Amendments to the Amended and Restated
                            Declaration of Trust of the Registrant
            *  2(a)       Amended and Restated By-Laws of Registrant
*** and ****** 2(b)       Amendments to the Amended and Restated By-Laws of the Registrant
       ******* 5          Management Agreements between the Registrant and Citibank, N.A.
       ******* 6          Amended and Restated Distribution Agreement between the Registrant and CFBDS, Inc. (formerly known as The Landmark Funds Broker-Dealer
                            Services, Inc.) ("CFBDS")
       ******  8          Custodian Contract between the Registrant, on behalf of CitiFunds Large Cap
                            Growth Portfolio and CitiFunds Small Cap Growth Portfolio (collectively, the "Funds")
                            and State Street Bank and Trust Company ("State Street"), as custodian
      *******  9(a)       Sub-Administrative Services Agreement between Citibank, N.A. and CFBDS
            *  9(b)       Transfer Agency and Service Agreement between the Registrant and State
                            Street, as transfer agent
            *  9(c)(i)    Expense Reimbursement Agreement between the Registrant, on behalf of the
                            Funds, and CFBDS, as administrator
         ****  9(c)(ii)   Form of Amended Expense Reimbursement Agreement between the Registrant, on behalf of CitiFunds Large Cap Growth Portfolio, and CFBDS, as administrator
       ******  9(d)       Accounting Services Agreement between the Registrant and State Street, as fund accounting agent
      *******  15         Service Plan with respect to the Funds
          ***  16         Performance Calculations
       ******  25(a)      Powers of Attorney for the Registrant
     **, ***,  25(b)      Powers of Attorney for The Premium Portfolios
     **** and
       ******


---------------------
       *  Incorporated herein by reference to Post-Effective Amendment No. 8 to the Registrant's Registration
            Statement on Form N-1A (File No. 2-90519) as filed with the Securities and Exchange Commission on
            March 2, 1992.

      **  Incorporated herein by reference to Post-Effective Amendment No. 10 to the Registrant's Registration
            Statement on Form N-1A (File No. 2-90519) as filed with the Securities and Exchange Commission on
            December 30, 1993.

     ***  Incorporated herein by reference to Post-Effective Amendment No. 12 to the Registrant's Registration
            Statement on Form N-1A (File No. 2-90519) as filed with the Securities and Exchange Commission on
            October 14, 1994.

    ****  Incorporated herein by reference to Post Effective Amendment No. 15 to the Registrant's Registration
            Statement on Form N-1A (File No. 2-90519) as filed with the Securities and Exchange Commission on
            February 15, 1996.

   *****  Incorporated herein by reference to Post Effective Amendment No. 17 to the Registrant's Registration
            Statement on Form N-1A (File No. 2-90519) as filed with the Securities and Exchange Commission on
            February 28, 1997.

  ******  Incorporated herein by reference to Post Effective Amendment No. 19 to the Registrant's Registration
            Statement on Form N-1A (File No. 2-90519) as filed with the Securities and Exchange Commission on
            October 24, 1997.

 *******  Incorporated herein by reference to Post-Effective Amendment No. 20 to the Registrant's Registration
            Statement on Form N-1A (File No. 2-90519) as filed with the Securities and Exchange Commission on November 3, 1997.


Item 25.  Persons Controlled by or under Common Control with Registrant.

            Not applicable.

Item 26.  Number of Holders of Securities.

                             Title of Class            Number of Record Holders


                     Shares of Beneficial Interest         December 15, 1997
                          (without par value)


                     CitiFunds Small Cap Growth Portfolio         7

                     CitiFunds Large Cap Growth Portfolio         7


Item 27.  Indemnification.


        Reference is hereby made to (a) Article V of the Registrant's Declaration of Trust, filed as an Exhibit to Post-Effective Amendment No. 17;
(b) Section 6 of the Amended and Restated Distribution Agreement between the Registrant and CFBDS, Inc. (formerly known as The Landmark Funds Broker-Dealer Services, Inc.), filed as an Exhibit to Post-Effective Amendment No. 20; and (c) the undertaking of the Registrant regarding indemnification set forth in its Registration Statement on Form N-1A.


         The Trustees and officers of the Registrant and the personnel of the Registrant's administrator are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940.

Item 28.  Business and Other Connections of Investment Adviser.


         Citibank, N.A. ("Citibank") is a commercial bank offering a wide range of banking and investment services to customers across the United States and around the world. Citibank is a wholly-owned subsidiary of Citicorp, a registered bank holding company. Citibank also serves as investment adviser to the following registered investment companies (or series thereof): The Premium Portfolios (Balanced Portfolio, Large Cap Growth Portfolio, Government Income Portfolio, International Equity Portfolio, Emerging Asian Markets Equity Portfolio and Small Cap Growth Portfolio), Tax Free Reserves Portfolio, U.S. Treasury Reserves Portfolio, Cash Reserves Portfolio, Asset Allocation Portfolios (Short-Term Portfolio, Intermediate Income Portfolio, Large Cap Value Portfolio, Small Cap Value Portfolio, International Portfolio and Foreign Bond Portfolio), Landmark Multi-State Tax Free Funds (Landmark New York Tax Free Reserves, Landmark Connecticut Tax Free Reserves and Landmark California Tax Free Reserves), Landmark Fixed Income Funds (Landmark Intermediate Income Fund), CitiFunds Institutional Trust (CitiFunds Institutional Cash Reserves), Landmark Tax Free Income Funds (Landmark National Tax Free Income Fund and Landmark New York Tax Free Income Fund) and Variable Annuity Portfolios (CitiSelect(R) VIP Folio 200, CitiSelect(R) VIP Folio 300, CitiSelect(R) VIP Folio 400, CitiSelect(R) VIP Folio 500 and Landmark Small Cap Equity VIP Fund). Citibank and its affiliates manage assets in excess of $88 billion worldwide. The principal place of business of Citibank is located at 399 Park Avenue, New York, New York 10043.

     John S. Reed is the Chairman of the Board and a Director of Citibank. The following are Vice Chairmen of the Board and Directors of Citibank: Paul J. Collins and William R. Rhodes. Other Directors of Citibank are D. Wayne Calloway, former Chairman and Chief Executive Officer, PepsiCo, Inc.; John M. Deutch, Institute Professor, Massachusetts Institute of Technology; Reuben Mark, Chairman and Chief Executive Officer, Colgate-Palmolive Company; Richard D. Parsons, President, Time Warner, Inc.; Rozanne L. Ridgway, Former Assistant Secretary of State for Europe and Canada; Robert B. Shapiro, Chairman, President and Chief Executive Officer, Monsanto Company; Frank A. Shrontz, Chairman Emeritus, The Boeing Company; and Franklin A. Thomas, former President, The Ford Foundation.

     Each of the individuals named above is also a Director of Citicorp. In addition, the following persons have the affiliations indicated:

D. Wayne Calloway           Director, Exxon Corporation
                            Director, General Electric Company
                            Director, Retired Chairman and Chief Executive
                              Officer, PepsiCo, Inc.

Paul J. Collins             Director, Kimberly-Clark Corporation

John M. Deutch              Director, Ariad Pharmaceuticals, Inc.
                            Director, CMS Energy
                            Director, Cummins Engine Company, Inc.
                            Director, Schlumberger, Ltd.

Reuben Mark                 Director, Chairman and Chief Executive
                              Officer Colgate-Palmolive Company
                            Director, New York Stock Exchange
                            Director, Time Warner, Inc.
                            Non-Executive Director, Pearson, PLC

Richard D. Parsons          Director, Federal National Mortgage Association
                            Director, Philip Morris Companies Incorporated
                            Member, Board of Representatives, Time Warner
                              Entertainment Company, L.P.
                            Director and President, Time Warner, Inc.

John S. Reed                Director, Monsanto Company
                            Director, Philip Morris Companies Incorporated

William R. Rhodes           Director, Private Export Funding Corporation

Rozanne L. Ridgway          Director, 3M
                            Director, Bell Atlantic Corporation
                            Director, Boeing Company
                            Director, Emerson Electric Company
                            Member-International Advisory Board,
                            New Perspective Fund, Inc.
                            Director, RJR Nabisco, Inc.
                            Director, Sara Lee Corporation
                            Director, Union Carbide Corporation

Robert B. Shapiro           Director, Chairman and Chief Executive Officer,
                              Monsanto Company
                            Director, Silicon Graphics

Frank A. Shrontz            Director, 3M
                            Director, Baseball of Seattle, Inc.
                            Director and Chairman Emeritus, Boeing Company
                            Director, Boise Cascade Corp.
                            Director, Chevron Corporation

Franklin A. Thomas          Director, Aluminum Company of America
                            Director, Cummins Engine Company, Inc.
                            Director, Lucent Technologies
                            Director, PepsiCo, Inc.


Item 29.  Principal Underwriters.


         (a) CFBDS, the Registrant's Distributor, is also the distributor for Landmark International Equity Fund, Landmark Emerging Asian Markets Equity Fund, Landmark U.S. Treasury Reserves, Landmark Cash Reserves, Premium U.S. Treasury Reserves, Premium Liquid Reserves, Landmark Institutional U.S. Treasury Reserves, Landmark Institutional Liquid Reserves, Landmark Tax Free Reserves, Landmark Institutional Tax Free Reserves, CitiFunds Institutional Cash Reserves, Landmark California Tax Free Reserves, Landmark Connecticut Tax Free Reserves, Landmark New York Tax Free Reserves, Landmark U.S. Government Income Fund, Landmark Intermediate Income Fund, Landmark Balanced Fund, Landmark National Tax Free Income Fund, Landmark New York Tax Free Income Fund, CitiSelect(R) VIP Folio 200, CitiSelect(R) VIP Folio 300, CitiSelect(R) VIP Folio 400, CitiSelect(R) VIP Folio 500, Landmark Small Cap Equity VIP Fund, CitiSelect(R) Folio 200, CitiSelect(R) Folio 300, CitiSelect(R) Folio 400 and CitiSelect(R) Folio 500. CFBDS is also the placement agent for International Equity Portfolio, Balanced Portfolio, Large Cap Growth Portfolio, Small Cap Growth Portfolio, Government Income Portfolio, Emerging Asian Markets Equity Portfolio, Tax Free Reserves Portfolio, Cash Reserves Portfolio, U.S. Treasury Reserves Portfolio, Short-Term Portfolio, Intermediate Income Portfolio, Large Cap Value Portfolio, Small Cap Value Portfolio, International Portfolio, and Foreign Bond Portfolio.


         (b) The information required by this Item 29 with respect to each director and officer of CFBDS is incorporated by reference to Schedule A of Form BD filed by CFBDS pursuant to the Securities and Exchange Act of 1934 (File No. 8-32417).

         (c)      Not applicable.

Item 30.  Location of Accounts and Records.

         The accounts and records of the Registrant are located, in whole or in part, at the office of the Registrant and the following locations:

      NAME                                                          ADDRESS


      CFBDS, Inc.                                                   6 St. James Avenue
      (distributor)                                                 Boston, MA 02116


      State Street Bank and Trust Company                           1776 Heritage Drive
      (custodian and transfer agent)                                North Quincy, MA 02171

      Citibank, N.A.                                                153 East 53rd Street
      (investment manager)                                          New York, NY 10043

      SERVICE AGENTS


      Citibank, N.A.                                                450 West 33rd Street
                                                                    New York, NY 10001

      Citibank, N.A. -- Citigold                                    Citicorp Mortgage Inc. - Citigold
                                                                    15851 Clayton Road
                                                                    Ballwin, MO 63011

      Citibank, N.A. -- The Citibank                                153 East 53rd Street
      Private Bank                                                  New York, NY 10043

      Citibank, N.A. -- Citibank Global                             153 East 53rd Street
      Asset Management                                              New York, NY 10043

      Citibank, N.A. -- North American                              111 Wall Street
      Investor Services                                             New York, NY 10094

      Citicorp Investment Services                                  One Court Square
                                                                    Long Island City, NY 11120

Item 31.  Management Services.

         Not applicable.

Item 32.  Undertakings.

         (a)     Not applicable.

         (b)     Not applicable.

         (c) The Registrant hereby undertakes, if requested to do so by the record holders of not less than 10% of the Registrant's outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of a trustee or trustees, and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940. The Registrant further undertakes to furnish to each person to whom a prospectus of the Landmark Equity Fund or the Landmark Small Cap Equity Fund is delivered with a copy of its latest Annual Report to Shareholders, upon request without charge.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies tht it meets all requirements for effectiveness of this Post-Effective Amendment to this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and Commonwealth of Massachusetts on the 29th day of December, 1997.


                                                        LANDMARK FUNDS II

                                                        By: Philip W. Coolidge
                                                            ------------------
                                                            Philip W. Coolidge
                                                            President


         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to this Registration Statement has been signed below by the following persons in the capacities indicated below on December 29, 1997.


      Signature                                 Title

   Philip W. Coolidge         President, Principal Executive Officer and Trustee
   ------------------------
   Philip W. Coolidge

   John R. Elder              Principal Financial Officer and Principal
   ------------------------
   John R. Elder              Accounting Officer

   Riley C. Gilley*           Trustee
   ------------------------
   Riley C. Gilley

   Diana R. Harrington*       Trustee
   ------------------------
   Diana R. Harrington

   Susan B. Kerley*           Trustee
   ------------------------
   Susan B. Kerley

   C. Oscar Morong, Jr.*      Trustee
   ------------------------
   C. Oscar Morong, Jr.

   E. Kirby Warren*           Trustee
   ------------------------
   E. Kirby Warren

   William S. Woods, Jr.*     Trustee
   ------------------------
   William S. Woods, Jr.

*By: Philip W. Coolidge
     ------------------------
     Philip W. Coolidge

     Executed by Philip W. Coolidge on behalf of those indicated pursuant to Powers of Attorney.

                                   SIGNATURES


         The Premium Portfolios, on behalf of Large Cap Growth Portfolio and Small Cap Growth Portfolio, has duly caused this Post-Effective Amendment to the Registration Statement on Form N-1A of Landmark Funds II to be signed on its behalf by the undersigned, thereunto duly authorized, in Hamilton, Bermuda, on the 29th day of December, 1997.

                                        THE PREMIUM PORTFOLIOS
                                        on behalf of Large Cap Growth Portfolio
                                        and Small Cap Growth Portfolio


                                               By: Susan Jakuboski
                                                   ----------------------------
                                                   Susan Jakuboski,
                                                   Assistant Treasurer of
                                                   The Premium Portfolios


         This Post-Effective Amendment to the Registration Statement on Form N-1A of Landmark Funds II has been signed by the following persons in the capacities indicated on December 29, 1997.



       Signature                            Title

   Philip W. Coolidge*    President, Principal Executive Officer and Trustee
   --------------------
   Philip W. Coolidge

   John R. Elder*         Principal Financial Officer and Principal
   --------------------   Accounting Officer
   John R. Elder

   Elliott J. Berv*       Trustee
   --------------------
   Elliott J. Berv

   Mark T. Finn*          Trustee
   --------------------
   Mark T. Finn

   Walter E. Robb, III*   Trustee
   --------------------
   Walter E. Robb, III

*By: Susan Jakuboski
     ------------------
     Susan Jakuboski
     Executed by Susan Jakuboski on behalf of those indicated as attorney in fact.

                                  EXHIBIT INDEX

Exhibit No.:      Description:


        *****  1(a)       Amended and Restated Declaration of Trust of the Registrant
       ******  1(b)       Forms of Amendments to the Amended and Restated
                            Declaration of Trust of the Registrant
            *  2(a)       Amended and Restated By-Laws of Registrant
*** and ****** 2(b)       Amendments to the Amended and Restated By-Laws of the Registrant
       ******* 5          Management Agreements between the Registrant and Citibank, N.A.
       ******* 6          Amended and Restated Distribution Agreement between the Registrant and CFBDS, Inc. (formerly known as The Landmark Funds Broker-Dealer
                            Services, Inc.) ("CFBDS")
       ******  8          Custodian Contract between the Registrant, on behalf of CitiFunds Large Cap
                            Growth Portfolio and CitiFunds Small Cap Growth Portfolio (collectively, the "Funds")
                            and State Street Bank and Trust Company ("State Street"), as custodian
      *******  9(a)       Sub-Administrative Services Agreement between Citibank, N.A. and CFBDS
            *  9(b)       Transfer Agency and Service Agreement between the Registrant and State
                            Street, as transfer agent
            *  9(c)(i)    Expense Reimbursement Agreement between the Registrant, on behalf of the
                            Funds, and CFBDS, as administrator
         ****  9(c)(ii)   Form of Amended Expense Reimbursement Agreement between the Registrant, on behalf of CitiFunds Large Cap Growth Portfolio, and CFBDS, as administrator
       ******  9(d)       Accounting Services Agreement between the Registrant and State Street, as fund accounting agent
      *******  15         Service Plan with respect to the Funds
          ***  16         Performance Calculations
       ******  25(a)      Powers of Attorney for the Registrant
     **, ***,  25(b)      Powers of Attorney for The Premium Portfolios
     **** and
       ******

---------------------
       *  Incorporated herein by reference to Post-Effective Amendment No. 8 to the Registrant's Registration
            Statement on Form N-1A (File No. 2-90519) as filed with the Securities and Exchange Commission on
            March 2, 1992.

      **  Incorporated herein by reference to Post-Effective Amendment No. 10 to the Registrant's Registration
            Statement on Form N-1A (File No. 2-90519) as filed with the Securities and Exchange Commission on
            December 30, 1993.

     ***  Incorporated herein by reference to Post-Effective Amendment No. 12 to the Registrant's Registration
            Statement on Form N-1A (File No. 2-90519) as filed with the Securities and Exchange Commission on
            October 14, 1994.

    ****  Incorporated herein by reference to Post Effective Amendment No. 15 to the Registrant's Registration
            Statement on Form N-1A (File No. 2-90519) as filed with the Securities and Exchange Commission on
            February 15, 1996.

   *****  Incorporated herein by reference to Post Effective Amendment No. 17 to the Registrant's Registration
            Statement on Form N-1A (File No. 2-90519) as filed with the Securities and Exchange Commission on
            February 28, 1997.

  ******  Incorporated herein by reference to Post Effective Amendment No. 19 to the Registrant's Registration
            Statement on Form N-1A (File No. 2-90519) as filed with the Securities and Exchange Commission on
            October 24, 1997.

 *******  Incorporated herein by reference to Post-Effective Amendment No. 20 to the Registrant's Registration
            Statement on Form N-1A (File No. 2-90519) as filed with the Securities and Exchange Commission on
            November 3, 1997.

